Subsequent Events (Details) - USD ($)						1 Months Ended				9 Months Ended
	Apr. 13, 2018	Apr. 13, 2018	Apr. 12, 2018	Mar. 20, 2018	Mar. 02, 2018	Oct. 31, 2018	Aug. 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Sep. 30, 2018	Aug. 02, 2018	Dec. 31, 2017	Dec. 31, 2016
Sale of stock, description					Each Unit consists of (i) one share of the Company’s common stock, par value $0.0001 per share (“Common Stock”), and (ii) a warrant to purchase one share of Common Stock at an exercise price of $2.50 per share exercisable for five years from the date of issuance.
Issue of common shares					1,000,000		187,462
Aggregate principal amount					$ 2,500,000		$ 468,655	$ 2,052,816
Share price					$ 2.50		$ 2.50
Issue of Series A Preferred stock
Common stock, per share					$ 2.50							$ 3.00
Preferred stock par value												$ 0.0001	$ 0.0001
Liquidation preference price per share	$ 3.00	$ 3.00
Senior bridge notes [Member]
Issue of common shares		275,583								275,583
Aggregate principal amount		$ 689,000								$ 688,958
Share price	2.50	$ 2.50
Junior bridge notes [Member]
Share price	$ 5.00	$ 5.00
Escrow Agreement [Member]
Warrants exercise price									$ 6.11
Series A Preferred Stock [Member]
Issue of Series A Preferred stock	100,000	100,000
Subsequent Events [Member]
Issue of Series A Preferred stock			100,000
Warrants or options issued to purchase common stock			4,250,000
Stock options exercise price			$ 2.50
Stock options exercisable, percentage			25.00%
Equity and debt financing	$ 30,000,000	$ 30,000,000
Stock options granted			4,000,000
Subsequent Events [Member] | Board of Directors [Member]
Number of stock options authorized						100,000
Convertible promissory notes into common stock shares						7,000,000
Subsequent Events [Member] | Kirk Honour [Member]
Issue of common shares					89,092
Subsequent Events [Member] | Escrow Agreement [Member]
Escrow shares				240,000
Escrow agreement, description				Pursuant to the terms of the Escrow Agreement, the shareholders party to the agreement placed an aggregate of 240,000 shares of Common Stock in escrow, to be held by the Company until such time as one or more third parties offers to purchase the escrowed shares and the Company approves such purchase or purchases. 75% of the proceeds of the sale or sales of the escrowed shares will be paid to the Company and will be used by the Company first to repay any amounts outstanding under the Tradition Capital Bank loan facility, and the remaining 25% of the proceeds will be paid pro rata to the shareholders party to the Escrow Agreement.
Warrants or options issued to purchase common stock				240,000
Warrants exercise price				$ 6.11
Warrants exercisable, term				5 years
Subsequent Events [Member] | Series A Preferred Stock [Member]
Issue of Series A Preferred stock	100,000	100,000
Preferred stock par value	$ 0.0001	$ 0.0001
Conversion of common stock, description	In addition, each share of Series A Preferred Stock will automatically convert to one share of Common Stock if the closing price on all domestic securities exchanges on which the Common Stock may at the time be listed exceeds six dollars ($6.00) per share for thirty (30) consecutive trading days and the daily trading volume of the Common Stock is at least twenty thousand (20,000) shares for that same period.
Liquidation preference price per share	$ 3.00	3.00
Preferred stock redemption price per share	$ 3.00	$ 3.00									$ 3.00